Financial instruments - valuation - Liabilities at Amortised Cost (Details) - GBP (£) £ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Fair value of liabilities
Liabilities	£ 324,476	£ 300,476	£ 287,263
Deposits by banks
Fair value of liabilities
Liabilities	53,847	20,045
Customer accounts
Fair value of liabilities
Liabilities	233,372	233,939
Debt securities in issue
Fair value of liabilities
Liabilities	396	301
Settlement balances
Fair value of liabilities
Liabilities	4	1,753
Subordinated liabilities
Fair value of liabilities
Liabilities	5,755	7,295
Bank
Fair value of liabilities
Liabilities	244,362	213,624
Bank | Deposits by banks
Fair value of liabilities
Liabilities	32,465	9,208
Bank | Customer accounts
Fair value of liabilities
Liabilities	201,150	192,490
Bank | Settlement balances
Fair value of liabilities
Liabilities		86
Bank | Subordinated liabilities
Fair value of liabilities
Liabilities	5,640	5,890
Not at fair value | Debt securities in issue
Fair value of liabilities
Liabilities	400
At fair value | Deposits by banks
Fair value of liabilities
Liabilities	35,600	12,100
At fair value | Customer accounts
Fair value of liabilities
Liabilities	26,900	24,900
At fair value | Debt securities in issue
Fair value of liabilities
Liabilities	400	300
At fair value | Subordinated liabilities
Fair value of liabilities
Liabilities	6,000	7,000
At fair value | Bank | Deposits by banks
Fair value of liabilities
Liabilities	28,500	5,200
At fair value | Bank | Customer accounts
Fair value of liabilities
Liabilities	13,800	12,100
At fair value | Bank | Subordinated liabilities
Fair value of liabilities
Liabilities	5,900	5,700
At fair value | Level 2 | Deposits by banks
Fair value of liabilities
Liabilities	17,000	900
At fair value | Level 2 | Customer accounts
Fair value of liabilities
Liabilities	4,900	5,700
At fair value | Level 2 | Subordinated liabilities
Fair value of liabilities
Liabilities	5,900	1,600
At fair value | Level 2 | Bank | Deposits by banks
Fair value of liabilities
Liabilities	17,000
At fair value | Level 2 | Bank | Customer accounts
Fair value of liabilities
Liabilities	4,900	5,700
At fair value | Level 2 | Bank | Subordinated liabilities
Fair value of liabilities
Liabilities	5,900	1,300
At fair value | Level 3 | Deposits by banks
Fair value of liabilities
Liabilities	18,600	11,200
At fair value | Level 3 | Customer accounts
Fair value of liabilities
Liabilities	22,000	19,200
At fair value | Level 3 | Debt securities in issue
Fair value of liabilities
Liabilities	400	300
At fair value | Level 3 | Subordinated liabilities
Fair value of liabilities
Liabilities	100	5,400
At fair value | Level 3 | Bank | Deposits by banks
Fair value of liabilities
Liabilities	11,500	5,200
At fair value | Level 3 | Bank | Customer accounts
Fair value of liabilities
Liabilities	8,900	6,400
At fair value | Level 3 | Bank | Subordinated liabilities
Fair value of liabilities
Liabilities		4,400
Items where fair values approximates carrying value | Deposits by banks
Fair value of liabilities
Liabilities	18,800	5,100
Items where fair values approximates carrying value | Customer accounts
Fair value of liabilities
Liabilities	206,300	197,300
Items where fair values approximates carrying value | Settlement balances
Fair value of liabilities
Liabilities		1,800
Items where fair values approximates carrying value | Notes in circulation
Fair value of liabilities
Liabilities	800	800
Items where fair values approximates carrying value | Bank | Deposits by banks
Fair value of liabilities
Liabilities	4,500	4,500
Items where fair values approximates carrying value | Bank | Customer accounts
Fair value of liabilities
Liabilities	187,200	180,100
Items where fair values approximates carrying value | Bank | Settlement balances
Fair value of liabilities
Liabilities		100
Amortised cost
Fair value of liabilities
Liabilities	293,399	248,438
Amortised cost | Debt securities in issue
Fair value of liabilities
Liabilities	396	301
Amortised cost | Settlement balances
Fair value of liabilities
Liabilities	4	1,753
Amortised cost | Bank
Fair value of liabilities
Liabilities	238,508	206,876
Amortised cost | Bank | Settlement balances
Fair value of liabilities
Liabilities		86
Amortised cost | Not at fair value | Deposits by banks
Fair value of liabilities
Liabilities	34,400	11,100
Amortised cost | Not at fair value | Customer accounts
Fair value of liabilities
Liabilities	301	24,900
Amortised cost | Not at fair value | Debt securities in issue
Fair value of liabilities
Liabilities		1,473
Amortised cost | Not at fair value | Subordinated liabilities
Fair value of liabilities
Liabilities	5,800	7,300
Amortised cost | Not at fair value | Bank | Deposits by banks
Fair value of liabilities
Liabilities	27,400	4,200
Amortised cost | Not at fair value | Bank | Customer accounts
Fair value of liabilities
Liabilities	13,800	12,100
Amortised cost | Not at fair value | Bank | Subordinated liabilities
Fair value of liabilities
Liabilities	£ 5,600	£ 5,900